Restricted assets (Table)	12 Months Ended
Dec. 31, 2025
Restricted Availability Assets [Abstract]
Summary of Restricted Assets	The Entity used as security for loans agreed under the Global Credit Program for MSMEs granted by the Inter-American Development Bank (IDB):

	December 31, 2025	December 31, 2024
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2026	—	7,726
	—	7,726